Long-term Borrowings	12 Months Ended
Dec. 31, 2014
LONG-TERM BORROWINGS [Abstract]
Long-term Borrowings
16.	LONG-TERM BORROWINGS

Long-term borrowings as of December 31, 2013 and 2014 are as follows:

	December 31, 2013	December 31, 2014
	RMB	RMB
Borrowing from Shanghai Commercial & Savings Bank	335,330	593,543

In December 2013, the Group borrowed USD55.0 million (equivalent to RMB335.3 million) from the Shanghai Commercial & Savings Bank with principal due in entirety at maturity in December 2015. This loan carried an interest rate of 2.75%. During 2014, the Group early-repaid USD55.0 million (equivalent to RMB337.9 million) for this loan, and originated a new borrowing from the Shanghai Commercial & Savings Bank in the amount of USD117.0 million (equivalent to RMB718.8 million) with a maturity in March 2016 and early-repaid USD20.0 million (equivalent to RMB124.4 million) in June 2014. This loan carries an interest rate of 2.75%.

The movements of long-term borrowings during the years ended December 31, 2013 and 2014 are as follows:

	For the Years Ended December 31,
	2013	2014
	RMB	RMB
Balance at beginning of year	—	335,330
Add: Current year additions	335,330	718,848
Less: Current year repayment	—	(462,320)
Foreign currency translation	—	1,686
Balance at end of year	335,330	593,543

Weighted average long-term borrowings were RMB567.5 million in 2014.